[redacted]

05042598

File Number:
85-11347
For the reporting period ended December 31, 2004

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

U.S. Bank National Association

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☒ Some ☐ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
U.S. Bank Trust National Association	85-11299
National City Bank	85-10092
National City Bank of Kentucky	85-10093
National City Bank of Indiana	85-10094

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
U.S. Bank Trust National Association	85-11299
State Street Bank & Trust Company	85-5003
National City Bank	85-10092
National City Bank of Kentucky	85-10093
National City Bank of Indiana	85-10094
Law Debenture Trust Company of New York	84-6087

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - [X] Comptroller of the Currency
   - [ ] Federal Deposit Insurance Corporation
   - [ ] Board of Governors of the Federal Reserve System
   - [ ] Securities and Exchange Commission

   b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

   - [X] Yes, filed amendment(s)
   - [ ] No, failed to file amendment(s)
   - [ ] Not applicable

   c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 21,546

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 455,097

   b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

   c. Number of individual securityholder DRS accounts as of December 31: 0

   d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
0	34%	0	0	66%	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	0	39,305	0	0	197,412	0
b. Receives items for transfer but does not maintain the master securityholder files:	0	0	0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	0	0	0	0	0	0

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 219,768
      ii. amount (in dollars) $58,518,573,189.50

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	7	2
ii. Market value (in dollars)	$49,250	$10,550

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

      [X] Yes [ ] No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

      [X] Yes [ ] No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ______

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 0
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 0

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
See attached		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: ...

SEC MAIL PROCESSING SECTION RECEIVED MAR 30 2005 WASHINGTON, D.C. 152

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Senior Vice President Telephone number: (651)495-3580
Name of Official responsible for Form: (First name, Middle name, Last name) James Ronald Nielsen	Date signed (Month/Day/Year): 3/28/05

File Number	Supplement to Form TA-2
For the reporting period ended December 31,_____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):

2004 TA-2 Report

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
Jan-04	1142	477
Feb-04	379	163
Mar-04	298	135
Apr-04	293	158
May-04	1,599	755
Jun-04	4,659	2,427
Jul-04	157	77
Aug-04	2,507	1,572
Sep-04	4,026	2,222
Oct-04	335	182
Nov-04	1,594	642
Dec-04	3,970	1,652
Year 2004	20,959	10,462

JP Morgan Chase

Desktop Tracking	Accu ID #	Mat Date	Database/ Issue	Account Name	Date Identified	Current Auth Amount O/S (Cusip)	CUSIP #	Amount on BM	Amount to Purchase	Est Market Value (%)	Est Market Price	Relation Specialist	TFM Analyst	TFM Manager
CL010695	96-013410	10/1/2006	FTCIM #3049	Gainesville FL Utilities System Rev 79	1/11/1996	$17,480,000.00	362848AL7	$17,485,000.00	$5,000.00	1.02	$5,100.00	Roubah Kakin	Omaria Krueger	
CL010692	96-013400	10/1/2014	FTCIM #3489	Gainesville FL Ser 80A	1/11/1996	$37,190,000.00	362484BB8	$37,195,000.00	$5,000.00	1.00	$5,000.00	Roubah Kakin	Omaria Krueger	
CL010689	96-003231	12/1/2007	FTCIM #3085	Council Bluffs Corn Belt Power Series 1977	5/16/1996	$720,000.00	222160FJ7	$725,000.00	$5,000.00	1.01	$5,050.00	Roubah Kakin	Greg Lindquist	
CL010690	96-003040	12/1/2007	FTCIM #3083	Council Bluffs Central Iowa Power Co-op 77	11/18/1996	$1,450,000.00	222160FK4	$1,460,000.00	$10,000.00	1.01	$10,100.00	Roubah Kakin	Greg Lindquist	
CL010688	96-008920	1/1/2008	FTCIM #3102	City of Farmington Coll Pollution Control 1978A	12/19/1996	$37,550,000.00	311450AH3	$37,565,000.00	$15,000.00	1.00	$15,000.00	Ognazio Tamburela	Greg Lindquist	
CL010116	96-009950	11/15/2005	FTCU #3172	TBR Series 6 5/18/91	11/13/1998	$10,406,250.00	894903LA9	$10,410,250.00	$4,000.00	1.00	$4,000.00			
								TOTAL:	$44,000.00					

BANK OF AMERICA ACQUISITION

Desktop Tracking	Accu ID #	Mat Date	Database/ Issue	Account Name	Date Identified	Current Auth Amount O/S (Cusip)	CUSIP #	Amount on BM	Amount to Purchase	Est Market	Est Market Price	Relation Specialist	TFM Analyst	TFM Manager
								TOTAL:						

STATE STREET

Desktop Tracking	Accu ID #	Mat Date	Database/ Issue	Account Name	Date Identified	Current Auth Amount O/S (Cusip)	CUSIP #	Amount on BM	Amount to Purchase	Est Market	Est Market Price	Relation Specialist	TFM Analyst	TFM Manager
							TOTAL:	TOTAL:						

U.S. BANK CORPORATE TRUST

Desktop Tracking	Accu ID #	Mat Date	Database/ Issue	Account Name	Date Identified	Current Auth Amount O/S (Cusip)	CUSIP #	Amount on BM	Amount to Purchase	Est Market	Est Market Price	Relation Specialist	TFM Analyst	TFM Manager
CL010170	185394	1/1/2008	Denver #5022	City of Granite City IL Hospital Facility Revenue Bond Series 1977 (St. Elizabeth Hospital Project)	5/3/2002	$11,215,000.00	387270AM3	$11,220,000.00	$5,000.00	1.05	$5,250.00			
CL010667		2/15/2009	DENVER #2504	County of Hamilton OH Hospital Facilities Revenue Bond (St. Francis St. George Hospital)	12/18/2002	$14,755,000.00	407272CV3	$14,760,000.00	$5,000.00	1.06	$5,300.00			
								TOTAL:	$10,000.00					

NATIONAL CITY BANK

Desktop Tracking	Accu ID #	Mat Date	Database/ Issue	Account Name	Date Identified	Current Auth Amount O/S (Cusip)	CUSIP #	Amount on BM	Amount to Purchase	Est Market	Est Market Price	Relation Specialist	TFM Analyst	TFM Manager
CL013726	780021010	12/1/2005	FTCOM #6178	State of Ohio Higher Educ Facs 1st Mtg Rev Bd Proj 13 (Columbus College of Art & Design) DTD 12-1-73 7.50% Due 12-1-2005	11/8/2004	$155,000.00	67756BBZ2	$160,000.00	$5,000.00	1.00	$5,000.00	Sandra Peterman	David Johnson	
								TOTAL:	$5,000.00					